Real Estate (Carrying Value of Properties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate Investment Property, at Cost [Abstract]
Land and Land Improvements	$ 1,236,514	$ 1,003,215
Building and improvements	4,397,049	3,894,717
Total Real Estate	5,633,563	4,897,932
Accumulated Depreciation	941,299	822,069
Depreciation	143,400	148,900	$ 166,800
Industrial Property
Real Estate Investment Property, at Cost [Abstract]
Land and Land Improvements	1,233,655	1,000,810
Building and improvements	4,353,225	3,867,834
Total Real Estate	5,586,880	4,868,644
Accumulated Depreciation	926,703	810,044
Office properties
Real Estate Investment Property, at Cost [Abstract]
Land and Land Improvements	2,859	2,405
Building and improvements	43,824	26,883
Total Real Estate	46,683	29,288
Accumulated Depreciation	$ 14,596	$ 12,025